Advance Capital I, Inc.

Supplement Dated August 15, 1997
to the Prospectus Dated April 30, 1997

     On August 15, 1997, the shareholders of the Advance Capital I, Inc. Long Term Income Fund approved the liquidation and dissolution of the Fund. The Long Term Income Fund has been closed and is no longer available for purchase.


Advance Capital I, Inc.

Supplement Dated August 15, 1997
to the Statement of Additional Information Dated April 30, 1997

     On August 15, 1997, the shareholders of the Advance Capital I, Inc. Long Term Income Fund approved the liquidation and dissolution of the Fund. The Long Term Income Fund has been closed and is no longer available for purchase.